Note 7 - Reserve for Warrants - Warrant Activity (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Statement Line Items [Line Items]
Balance, amount	$ 36,254,043	$ 35,156,483
Agent warrants issued on private placement, amount
Reversal of warrant liability upon change of functional currency to USD		215,000
Balance, amount	34,326,005	36,254,043
Reserve for warrants [member]
Statement Line Items [Line Items]
Balance, amount	1,248,037	941,037
Agent warrants issued on private placement, amount		92,000
Reversal of warrant liability upon change of functional currency to USD		215,000
Balance, amount	$ 1,248,037	$ 1,248,037